General and Administrative Expenses	6 Months Ended
Sep. 30, 2022
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
17.	GENERAL AND ADMINISTRATIVE EXPENSES

The following items have been included in arriving at general and administrative expenses:

	For the six months ended September 30,
	2022	2021
	US$	US$
		(Restated)
Professional fees	496,253	444,289
Wages and benefits	376,500	573,717
Travelling expenses	20,334	27,594
Depreciation of property and equipment	75,164	28,797
Depreciation of right of use assets	115,505	71,226
Meals and entertainment	31,641	11,410
Share-based compensation	-	1,468,800
Office expenses	16,684	15,458
Insurance costs	155,915	92,736
Other	170,127	5,626
	1,458,123	2,739,653